UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21973

Investment Company Act File Number

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 2.3%
United Technologies Corp.	710,138	$62,272,001

		$62,272,001

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	460,833	$29,848,153

		$29,848,153

Automobiles — 0.5%
Toyota Motor Corp.	245,338	$14,776,600

		$14,776,600

Banks — 7.9%
JPMorgan Chase & Co.	905,708	$53,889,626
Lloyds Banking Group PLC	23,692,936	22,196,893
Mitsubishi UFJ Financial Group, Inc.	8,041,927	41,238,155
Natixis SA	6,519,449	31,896,947
Wells Fargo & Co.	1,345,953	67,607,219

		$216,828,840

Beverages — 4.5%
Anheuser-Busch InBev SA/NV	327,411	$41,177,347
Constellation Brands, Inc., Class A	199,044	30,350,229
Diageo PLC	1,924,464	51,809,468

		$123,337,044

Biotechnology — 2.8%
Celgene Corp.(1)	410,535	$41,184,871
Gilead Sciences, Inc.	428,370	35,554,710

		$76,739,581

Capital Markets — 2.4%
Azimut Holding SpA	623,541	$13,129,620
Credit Suisse Group AG	1,312,564	23,252,553
Credit Suisse Group AG(2)	1,604,466	28,423,703

		$64,805,876

Chemicals — 1.1%
Syngenta AG	80,341	$29,582,764

		$29,582,764

Commercial Services & Supplies — 1.5%
Brambles, Ltd.	5,286,541	$42,230,873

		$42,230,873

Consumer Finance — 3.5%
Discover Financial Services	841,300	$38,523,127
Synchrony Financial(1)	2,004,903	56,979,343

		$95,502,470

Diversified Financial Services — 0.5%
Banca Mediolanum SpA	2,001,063	$13,353,354

		$13,353,354

Diversified Telecommunication Services — 1.7%
Nippon Telegraph & Telephone Corp.	1,087,701	$46,306,261

		$46,306,261

Security	Shares	Value
Electric Utilities — 1.7%
NextEra Energy, Inc.	422,098	$47,152,568

		$47,152,568

Electrical Equipment — 1.1%
Nidec Corp.	435,357	$29,703,882

		$29,703,882

Electronic Equipment, Instruments & Components — 0.5%
Yaskawa Electric Corp.	1,295,900	$14,380,830

		$14,380,830

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	470,949	$34,035,484

		$34,035,484

Food Products — 2.1%
Kerry Group PLC, Class A	277,534	$22,630,884
Mondelez International, Inc., Class A	834,846	35,981,863

		$58,612,747

Health Care Equipment & Supplies — 1.4%
Medtronic PLC	513,432	$38,979,758

		$38,979,758

Health Care Providers & Services — 0.9%
McKesson Corp.	155,915	$25,099,197

		$25,099,197

Hotels, Restaurants & Leisure — 1.2%
Accor SA	902,317	$34,268,433

		$34,268,433

Household Durables — 1.0%
Newell Rubbermaid, Inc.	717,798	$27,836,206

		$27,836,206

Household Products — 1.2%
Reckitt Benckiser Group PLC	374,781	$33,333,408

		$33,333,408

Industrial Conglomerates — 2.4%
General Electric Co.	2,311,082	$67,252,486

		$67,252,486

Insurance — 4.5%
Chubb, Ltd.	376,881	$42,613,935
Prudential PLC	2,218,812	43,591,168
St. James’s Place PLC	2,684,325	36,751,948

		$122,957,051

Internet Software & Services — 6.7%
Alibaba Group Holding, Ltd. ADR(1)	307,012	$20,579,014
Alphabet, Inc., Class C(1)	154,574	114,840,753
Facebook, Inc., Class A(1)	433,093	48,597,366

		$184,017,133

IT Services — 2.7%
Visa, Inc., Class A	734,536	$54,715,587
Worldpay Group PLC(1)(3)	4,619,423	20,700,492

		$75,416,079

Security	Shares	Value
Machinery — 0.6%
FANUC Corp.	88,673	$11,872,393
Melrose Industries PLC	1,000,127	4,263,936

		$16,136,329

Media — 1.9%
Live Nation Entertainment, Inc.(1)	642,543	$14,585,726
Walt Disney Co. (The)	396,755	38,017,064

		$52,602,790

Multi-Utilities — 2.1%
National Grid PLC	1,832,426	$25,816,495
Sempra Energy	345,828	32,767,203

		$58,583,698

Multiline Retail — 1.2%
Dollar General Corp.	455,024	$34,154,101

		$34,154,101

Oil, Gas & Consumable Fuels — 5.8%
Devon Energy Corp.	716,583	$19,992,666
Exxon Mobil Corp.	277,420	21,597,147
Occidental Petroleum Corp.	636,473	43,808,436
Range Resources Corp.	488,010	14,425,576
Royal Dutch Shell PLC, Class B	2,787,519	60,734,267

		$160,558,092

Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	545,426	$46,497,567

		$46,497,567

Pharmaceuticals — 8.4%
Bayer AG	374,625	$42,162,627
Novo Nordisk A/S, Class B	572,542	31,987,009
Perrigo Co. PLC	297,465	43,007,490
Roche Holding AG PC	175,928	45,569,602
Shire PLC	514,839	28,878,361
Teva Pharmaceutical Industries, Ltd. ADR	669,230	41,144,260

		$232,749,349

Professional Services — 1.5%
Verisk Analytics, Inc.(1)	559,401	$40,836,273

		$40,836,273

Real Estate Investment Trusts (REITs) — 1.3%
Equity Residential	475,995	$36,694,455

		$36,694,455

Road & Rail — 1.0%
Union Pacific Corp.	390,728	$28,132,416

		$28,132,416

Semiconductors & Semiconductor Equipment — 2.1%
ASML Holding NV	333,361	$30,596,590
Infineon Technologies AG	2,022,057	27,058,038

		$57,654,628

Specialty Retail — 4.0%
Dixons Carphone PLC	3,666,865	$24,868,346
Industria de Diseno Textil SA	1,090,286	35,880,462
Lowe’s Cos., Inc.	692,220	49,604,485

		$110,353,293

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	246,595	$24,003,557

		$24,003,557

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 3.4%
LVMH Moet Hennessy Louis Vuitton SE	236,118	$37,978,744
NIKE, Inc., Class B	469,708	29,126,593
Pandora A/S	188,998	25,285,191

		$92,390,528

Tobacco — 2.7%
Imperial Tobacco Group PLC	565,327	$30,609,962
Reynolds American, Inc.	879,042	43,908,148

		$74,518,110

Wireless Telecommunication Services — 1.3%
Vodafone Group PLC	11,223,248	$36,075,436

		$36,075,436

Total Common Stocks (identified cost $2,809,180,932)		$2,710,569,701

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(4)	$9,441	$9,440,667

Total Short-Term Investments (identified cost $9,440,667)		$9,440,667

Total Investments — 98.6% (identified cost $2,818,621,599)		$2,720,010,368

Call Options Written — (0.6)%

Exchange-Traded Options — (0.4)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1,165	$1,980	2/5/16	$(358,237)
S&P 500 Index	870	1,930	2/12/16	(2,644,800)
S&P 500 Index	865	1,930	2/19/16	(2,953,975)
S&P 500 Index	1,020	1,935	2/26/16	(3,712,800)

				$(9,669,812)

Over-the-Counter Options — (0.2)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	Credit Suisse International	18,550	EUR	3,225	2/5/16	$(9,227)
Dow Jones Euro Stoxx 50 Index	Credit Suisse International	26,300	EUR	3,075	2/26/16	(1,735,018)
Dow Jones Euro Stoxx 50 Index	Morgan Stanley & Co. International PLC	14,700	EUR	3,075	2/19/16	(798,529)
Dow Jones Euro Stoxx 50 Index	Société Générale	29,450	EUR	3,100	2/12/16	(893,446)
FTSE 100 Index	Citibank, N.A.	6,800	GBP	6,050	2/19/16	(986,754)
FTSE 100 Index	Société Générale	6,750	GBP	6,100	2/19/16	(739,097)
Nikkei 225 Index	Barclays Bank PLC	205,000	JPY	18,250	2/26/16	(405,696)
Nikkei 225 Index	Deutsche Bank AG	120,000	JPY	18,250	2/5/16	(66,087)
Nikkei 225 Index	Deutsche Bank AG	160,000	JPY	17,750	2/12/16	(391,248)
Nikkei 225 Index	Morgan Stanley & Co. International PLC	205,000	JPY	18,000	2/19/16	(456,592)

						$(6,481,694)

Description	Value
Total Call Options Written (premiums received $16,015,683)	$(16,151,506)

Other Assets, Less Liabilities — 2.0%	$54,602,871

Net Assets — 100.0%	$2,758,461,733

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $20,700,492 or 0.8% of the Fund’s net assets.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $41,762.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	56.0%	$1,523,914,052
United Kingdom	12.1	330,017,552
Japan	5.8	158,278,121
Switzerland	4.7	126,828,622
France	3.8	104,144,124
Netherlands	3.4	91,330,857
Germany	2.5	69,220,665
Denmark	2.1	57,272,200
Ireland	1.9	51,509,245
Australia	1.6	42,230,873
Belgium	1.5	41,177,347
Israel	1.5	41,144,260
Spain	1.3	35,880,462
Italy	1.0	26,482,974
China	0.8	20,579,014

Total Investments	100.0%	$2,720,010,368

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

Written options activity for the fiscal year to date ended January 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	596,285	$13,879,535
Options written	2,804,245	46,639,849
Options terminated in closing purchase transactions	(805,335)	(14,278,906)
Options expired	(1,798,725)	(30,224,795)

Outstanding, end of period	796,470	$16,015,683

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At January 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At January 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $16,151,506.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,820,705,331

Gross unrealized appreciation	$156,996,978
Gross unrealized depreciation	(257,691,941)

Net unrealized depreciation	$(100,694,963)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$193,324,175	$173,057,776	$—	$366,381,951
Consumer Staples	156,737,807	179,561,069	—	336,298,876
Energy	133,859,309	60,734,267	—	194,593,576
Financials	309,661,059	240,480,987	—	550,142,046
Health Care	224,970,286	148,597,599	—	373,567,885
Industrials	228,341,329	88,071,084	—	316,412,413
Information Technology	262,736,277	92,735,950	—	355,472,227
Materials	—	29,582,764	—	29,582,764
Telecommunication Services	—	82,381,697	—	82,381,697
Utilities	79,919,771	25,816,495	—	105,736,266
Total Common Stocks	$1,589,550,013	$1,121,019,688 *	$—	$2,710,569,701
Short-Term Investments	$—	$9,440,667	$—	$9,440,667
Total Investments	$1,589,550,013	$1,130,460,355	$—	$2,720,010,368

Liability Description
Call Options Written	$(9,669,812)	$(6,481,694)	$—	$(16,151,506)
Total	$(9,669,812)	$(6,481,694)	$—	$(16,151,506)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016